Classification of Expenses By Nature	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Classification of Expenses By Nature	Classification of Expenses by Nature
Details of classification of expenses by nature for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Advertising expenses	₩ 29,898	₩ 35,948	₩ 30,084
Fees and commissions	259,024	215,613	230,412
Lease expenses	1,179	1,125	920
Outsourcing expenses	11,415	12,997	9,500
Salaries	40,315	35,532	32,340
Expenses related to defined contribution plans	2,255	2,090	2,030
Employee benefits	3,895	3,390	3,329
Depreciation	5,145	4,570	3,783
Amortization	1,917	1,748	1,137
Other expenses	3,733	3,361	2,944
Total	₩ 358,776	₩ 316,374	₩ 316,479

Total expenses consist of cost of sales, selling, general and administrative expenses and research and development.